UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2024

WESTERN ASSET

SHORT DURATION

HIGH INCOME FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income.

II	Western Asset Short Duration High Income Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration High Income Fund for the six-month reporting period ended January 31, 2024. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 1, 2024, Ryan Kohan will join the Fund’s portfolio management team and S. Kenneth Leech will no longer serve as a member of the Fund’s portfolio management team. For more information, please see the Fund’s prospectus supplement dated March 1, 2024.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 29, 2024

Western Asset Short Duration High Income Fund	III

Performance review

For the six months ended January 31, 2024, Class A shares of Western Asset Short Duration High Income Fund, excluding sales charges, returned 4.04%. The Fund’s unmanaged benchmark, the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Indexi, returned 5.59% for the same period.

Performance Snapshot as of January 31, 2024 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration High Income Fund:
Class A	4.04%
Class C	3.67%
Class C1[1]	3.99%
Class R	3.82%
Class I	4.18%
Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index	5.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2024 for Class A, Class C, Class C1, Class R and Class I shares were 7.55%, 6.99%, 7.18%, 7.29% and 8.00%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 6.98%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated December 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 0.99%, 1.71%, 1.43%, 1.39% and 0.73%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

IV	Western Asset Short Duration High Income Fund

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 29, 2024

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund invests in high yield bonds, which are rated below investment grade and carry more risk than higher rated securities. Below investment grade securities are commonly referred to as “junk bonds.” Also, the Fund is subject to certain risks of overseas investing, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Asset-backed, mortgage-backed and mortgage-related securities are subject to additional risks, such as prepayment and extension risks. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Short Duration High Income Fund	V

[i]

The Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index is an index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. This index only allows issues with a remaining maturity of 1-5 years. Pay-in-kinds and partial pay-in-kinds are excluded.

VI	Western Asset Short Duration High Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2024 and July 31, 2023 and does not include derivatives, such as forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2023 and held for the six months ended January 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.04%	$1,000.00	$1,040.40	0.98%	$5.03	Class A	5.00%	$1,000.00	$1,020.21	0.98%	$4.98
Class C	3.67	1,000.00	1,036.70	1.69	8.65	Class C	5.00	1,000.00	1,016.64	1.69	8.57
Class C1	3.99	1,000.00	1,039.90	1.47	7.54	Class C1	5.00	1,000.00	1,017.75	1.47	7.46
Class R	3.82	1,000.00	1,038.20	1.40	7.17	Class R	5.00	1,000.00	1,018.10	1.40	7.10
Class I	4.18	1,000.00	1,041.80	0.71	3.64	Class I	5.00	1,000.00	1,021.57	0.71	3.61

2	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

[1]	For the six months ended January 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 68.9%
Communication Services — 6.8%
Diversified Telecommunication Services — 0.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,500,000	$1,439,412	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,670,000	2,086,745	(a)
Total Diversified Telecommunication Services				3,526,157
Entertainment — 0.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	876,522	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	2,010,000	1,287,783	(a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	1,050,000	1,086,385	(a)
Total Entertainment				3,250,690
Interactive Media & Services — 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	358,243	(a)
Media — 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	3,500,000	3,112,628	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,392,560	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	180,000	143,233	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,920,000	2,778,178	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,470,000	3,224,289
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,615,000	1,542,850
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,057,769	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	809,520	(a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	850,000	865,496	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	532,479	(a)
Total Media				15,459,002

See Notes to Financial Statements.

4	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 1.7%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,800,000	$2,408,784	(a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	2,380,000	2,413,346	(a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,160,000	1,178,972	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	322,571	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	450,000	486,473
Sprint LLC, Senior Notes	7.125%	6/15/24	1,010,000	1,014,975
Total Wireless Telecommunication Services				7,825,121
Total Communication Services				30,419,213
Consumer Discretionary — 20.9%
Automobile Components — 0.8%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	171,000	168,692
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,080,000	1,107,000	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,940,000	1,999,894	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	211,154	(b)
Total Automobile Components				3,486,740
Automobiles — 2.6%
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	2,280,000	2,120,090
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	4,300,000	4,086,687
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	1,890,000	1,988,979
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,430,000	3,471,692	(a)
Total Automobiles				11,667,448
Distributors — 0.9%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	1,425,000	1,474,547	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,269,249	1,422,511	(a)(c)
Ritchie Bros Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,358,356	(a)
Total Distributors				4,255,414

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Consumer Services — 1.0%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	1,132,000	$1,069,491	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,269,103	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,560,000	1,205,018	(a)
Total Diversified Consumer Services				4,543,612
Hotels, Restaurants & Leisure — 10.9%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	2,610,000	2,680,133	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	930,000	916,852	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	4,720,000	4,575,200	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	3,510,000	3,841,994	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,310,000	2,191,301	(a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	2,200,000	2,103,994
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	270,000	269,862	(a)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,000,000	973,125	(a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,497,509	(a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,703,154
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	1,119,000	1,051,905	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	300,000	322,704	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	2,440,000	2,465,753	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	2,110,000	2,080,230	(a)
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	470,000	493,756	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	3,930,000	4,128,001	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,430,000	1,368,529	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,250,000	1,230,877	(a)

See Notes to Financial Statements.

6	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	4,610,000		$5,017,413	(a)
Sands China Ltd., Senior Notes	4.050%	1/8/26	400,000		385,449
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000		778,721	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000		533,811	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,500,000		4,496,490	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	490,000		468,249	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,090,000		2,071,610	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000		194,424	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	700,000		658,631	(a)
Total Hotels, Restaurants & Leisure					48,499,677
Household Durables — 1.3%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	2,000,000		2,105,193	(a)
LGI Homes Inc., Senior Notes	8.750%	12/15/28	1,400,000		1,478,858	(a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	2,500,000		2,264,080	(a)
Total Household Durables					5,848,131
Specialty Retail — 3.4%
Abercrombie & Fitch Management Co., Senior Secured Notes	8.750%	7/15/25	400,000		406,582	(a)
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000		435,129	(a)
Acushnet Co., Senior Notes	7.375%	10/15/28	1,320,000		1,374,054	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	630,000		657,928	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,500,000		1,469,546
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	570,000	CAD	406,209	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	1,700,000		1,621,834	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,180,000		1,066,779	(a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	2,500,000		2,359,398	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	4,060,000	$3,192,890	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	1,540,000	1,503,432	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	241,861	(a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	390,000	372,142	(a)
Total Specialty Retail				15,107,784
Total Consumer Discretionary				93,408,806
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	975,267	(a)
Energy — 11.7%
Energy Equipment & Services — 1.1%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	1,330,000	1,297,867	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,430,000	1,388,387	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,550,000	2,120,121	(a)
Sunnova Energy Corp., Senior Notes	11.750%	10/1/28	310,000	269,973	(a)
Total Energy Equipment & Services				5,076,348
Oil, Gas & Consumable Fuels — 10.6%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,637,000	3,570,735	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,970,000	1,990,527	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	628,517	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	300,000	298,647	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,720,000	2,721,939	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,230,000	1,194,305
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,480,000	1,537,495	(a)

See Notes to Financial Statements.

8	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	2,000,000	$1,992,190	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000	395,939
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000	439,374	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000	1,223,927
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,210,000	1,245,835	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	1,290,000	1,306,669	(a)
HF Sinclair Corp., Senior Notes	6.375%	4/15/27	1,380,000	1,386,431	(a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,500,000	1,457,685	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,270,000	1,265,568	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	850,000	893,333	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	2,690,000	2,727,477	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	720,000	715,205	(a)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,656,424	(a)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	340,000	327,022
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	121,408
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	2,500,000	2,625,530
Permian Resources Operating LLC, Senior Notes	7.750%	2/15/26	1,200,000	1,220,031	(a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	510,000	528,219	(a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	1,500,000	1,468,514	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	415,063
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,075,090

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.135%	12/15/28	2,000,000	$1,975,452	(a)(d)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	2,000,000	2,079,912
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	840,000	840,689	(a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	1,880,000	1,997,808	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,860,000	2,789,114
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	97,824
Total Oil, Gas & Consumable Fuels				47,209,898
Total Energy				52,286,246
Financials — 6.6%
Banks — 1.8%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	670,163	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,850,000	1,846,564	(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,140,000	1,154,299	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,760,000	1,809,500	(a)(d)(e)

See Notes to Financial Statements.

10	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	$1,454,703	(d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,150,000	1,197,298	(d)
Total Banks				8,132,527
Capital Markets — 0.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	790,000	656,808	(d)(e)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	902,989	(a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	116,150	*(f)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	495,554	(a)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	720,000	885,461	(a)(d)
Total Capital Markets				3,056,962
Consumer Finance — 0.2%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,078,691	(a)
Financial Services — 2.3%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,814,456	3,679,996	(a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	604,018	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,202,900	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,980,000	2,736,921	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — continued
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	140,000	$117,067	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	2,200,000	1,866,304	(a)
Total Financial Services				10,207,206
Insurance — 0.4%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,856,062	1,874,135	(a)(c)
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	470,000	394,068	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	806,399	(a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	2,230,000	2,181,119	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	2,090,000	1,933,883	(a)
Total Mortgage Real Estate Investment Trusts (REITs)				5,315,469
Total Financials				29,664,990
Health Care — 4.3%
Health Care Providers & Services — 1.8%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,068,777	*(a)(g)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	958,000	945,043	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,230,000	1,288,226	(a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	3,550,000	3,781,898	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.875%	1/1/26	500,000	495,973
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	566,527	(a)
Total Health Care Providers & Services				8,146,444

See Notes to Financial Statements.

12	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — 2.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	80,000	$74,686	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	782,533	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	655,000	266,382	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	920,000	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	360,000	228,150	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	1,580,000	1,043,840	*(a)(g)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	4,890,000	4,731,075
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	256,475
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,742,857
Total Pharmaceuticals				11,045,998
Total Health Care				19,192,442
Industrials — 10.2%
Aerospace & Defense — 1.6%
Bombardier Inc., Senior Notes	7.875%	4/15/27	1,800,000	1,799,218	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	680,000	693,973	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	2,410,000	2,452,447	(a)
TransDigm Inc., Senior Secured Notes	6.875%	12/15/30	1,250,000	1,280,344	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	700,000	730,468	(a)
Total Aerospace & Defense				6,956,450
Commercial Services & Supplies — 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	1,262,431	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,325,872	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,940,000	1,989,752
GEO Group Inc., Secured Notes	10.500%	6/30/28	2,124,000	2,162,464

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,200,000	$1,172,755	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,330,000	2,331,456	(a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	300,000	275,971	(a)
Total Commercial Services & Supplies				10,520,701
Construction & Engineering — 0.7%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,134,079	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000	1,147,927	(a)
Tutor Perini Corp., Senior Notes	6.875%	5/1/25	690,000	676,815	(a)
Total Construction & Engineering				2,958,821
Ground Transportation — 0.3%
RXO Inc., Senior Notes	7.500%	11/15/27	1,480,000	1,525,732	(a)
Machinery — 0.9%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	2,050,000	2,045,327
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000	801,268	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,207,609	(a)
Total Machinery				4,054,204
Passenger Airlines — 2.8%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,500,000	1,428,231	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	963,652	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,710,000	1,813,691	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,060,000	2,025,062	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	891,136
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	651,000	652,492	(a)

See Notes to Financial Statements.

14	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Passenger Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,144,000	$747,776	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,630,000	1,719,099	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,960,000	1,892,489	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	289,120	282,609
Total Passenger Airlines				12,416,237
Professional Services — 0.2%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	810,000	809,623	(a)
Trading Companies & Distributors — 1.4%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000	1,619,935	(a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	610,000	619,555	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	440,000	399,886	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000	983,560
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,536,876	(a)
Total Trading Companies & Distributors				6,159,812
Total Industrials				45,401,580
Information Technology — 2.2%
Communications Equipment — 0.6%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	500,000	433,732	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,110,000	1,396,567	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000	283,333	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,180,000	436,010	(a)
Total Communications Equipment				2,549,642
Electronic Equipment, Instruments & Components — 0.3%
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	1,449,252	(a)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.3%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000	$393,644
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,180,000	1,152,164	(a)
Total IT Services				1,545,808
Software — 0.5%
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,310,000	1,331,076	(a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	800,000	830,528	(a)
Total Software				2,161,604
Technology Hardware, Storage & Peripherals — 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	789,453	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	1,190,000	1,262,888	(a)
Total Technology Hardware, Storage & Peripherals				2,052,341
Total Information Technology				9,758,647
Materials — 3.7%
Chemicals — 0.0%††
Anagram Holdings LLC/Anagram International Inc., Secured Notes	10.000%	8/15/26	158,861	3,575	*(a)(g)
Construction Materials — 1.0%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	2,500,000	2,446,074	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	2,160,000	2,094,336	(a)
Total Construction Materials				4,540,410
Containers & Packaging — 1.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,150,000	1,041,116	(a)(c)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,613,268	(a)

See Notes to Financial Statements.

16	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	$726,289	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.125%	11/1/25	850,000	813,089	(a)
Total Containers & Packaging				4,193,762
Metals & Mining — 1.6%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,973,000	2,695,010	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	270,000	250,762	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	1,420,000	1,377,441	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	3,030,000	2,994,909	(a)
Total Metals & Mining				7,318,122
Paper & Forest Products — 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	369,616
Total Materials				16,425,485
Real Estate — 2.0%
Diversified REITs — 1.1%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,365,097
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	568,398
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	4.625%	8/1/29	246,000	166,624
RLJ Lodging Trust LP, Senior Secured Notes	3.750%	7/1/26	1,900,000	1,796,870	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	804,734	(a)
Total Diversified REITs				4,701,723
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	344,000	342,804
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	337,442
Total Health Care REITs				680,246

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotel & Resort REITs — 0.2%
Service Properties Trust, Senior Secured Notes	8.625%	11/15/31	930,000	$986,805	(a)
Real Estate Management & Development — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	10.500%	1/15/28	1,511,262	1,543,709	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	960,495	(a)
Total Real Estate Management & Development				2,504,204
Total Real Estate				8,872,978
Utilities — 0.3%
Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	1,260,000	1,222,198
Total Corporate Bonds & Notes (Cost — $316,184,307)				307,627,852
Senior Loans — 19.9%
Communication Services — 2.0%
Entertainment — 0.5%
Cinemark USA Inc., Term Loan	9.098-9.106%	5/24/30	1,905,600	1,908,582	(d)(h)(i)
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	372,139	372,413	(d)(h)(i)
Total Entertainment				2,280,995
Media — 1.5%
CB Poly US Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.500%)	10.848%	5/18/29	1,599,750	1,586,920	(d)(h)(i)
Century DE Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.000%)	9.317%	10/30/30	1,920,000	1,924,608	(d)(h)(i)
Learfield Communications LLC, 2023 Term Loan (1 mo. Term SOFR + 5.500%)	10.833%	6/30/28	1,276,800	1,278,402	(d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility Y (3 mo. Term SOFR + 3.350%)	8.790%	3/31/31	1,760,000	1,739,989	(d)(h)(i)
Total Media				6,529,919
Total Communication Services				8,810,914

See Notes to Financial Statements.

18	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 4.9%
Automobile Components — 0.6%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.333%	5/6/30	778,050	$779,509	(d)(h)(i)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	10.574%	3/30/27	2,022,800	2,023,649	(d)(h)(i)
Total Automobile Components				2,803,158
Broadline Retail — 0.2%
Peer Holding III BV, Term Loan Facility B4 (3 mo. Term SOFR + 3.250%)	8.598%	10/28/30	960,000	963,000	(d)(h)(i)
Hotels, Restaurants & Leisure — 1.9%
Caesars Entertainment Inc., Term Loan	—	1/24/31	1,320,000	1,319,175	(j)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 3.350%)	8.663%	2/6/30	1,488,750	1,489,941	(d)(h)(i)
Carnival Corp., Initial Advance Term Loan (1 mo. Term SOFR + 3.000%)	8.336%	8/9/27	1,243,750	1,245,926	(d)(h)(i)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	14.610%	3/8/24	656,200	650,458	(d)(h)(i)(k)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 3.614%)	8.970%	11/25/30	1,940,000	1,935,150	(d)(h)(i)
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.762%)	10.110%	11/10/28	1,362,236	1,357,127	(d)(h)(i)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.500%)	7.947%	5/29/26	500,000	500,523	(d)(h)(i)
Total Hotels, Restaurants & Leisure				8,498,300
Household Durables — 0.6%
Osmosis Buyer Ltd., 2023 Incremental Term Loan B (1 mo. Term SOFR + 4.250%)	9.587%	7/31/28	2,450,000	2,452,303	(d)(h)(i)(l)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Leisure Products — 1.0%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.350%)	8.695%	2/7/29	2,905,750	$2,844,003	(d)(h)(i)(k)
Hayward Industries Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.197%	5/30/28	1,418,402	1,418,530	(d)(h)(i)
Total Leisure Products				4,262,533
Specialty Retail — 0.6%
PECF USS Intermediate Holding III Corp., Initial Term Loan	9.697-9.824%	12/15/28	989,153	740,010	(d)(h)(i)
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 3.678%)	9.119%	2/17/28	961,840	962,739	(d)(h)(i)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 6.100%)	11.448%	6/19/26	1,148,541	1,146,629	(d)(h)(i)
Total Specialty Retail				2,849,378
Total Consumer Discretionary				21,828,672
Consumer Staples — 0.0%††
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.697%	12/23/28	190,790	73,136	(d)(h)(i)
Financials — 3.3%
Capital Markets — 0.4%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	9.998%	11/12/27	635,286	584,993	(d)(h)(i)
Gip Pilot Acquisition Partners LP, Initial Term Loan (3 mo. Term SOFR + 3.000%)	8.327%	10/4/30	1,270,000	1,272,642	(d)(h)(i)
Total Capital Markets				1,857,635
Financial Services — 1.3%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.360%	4/7/28	340,000	336,175	(d)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.098%	4/9/27	590,816	581,289	(d)(h)(i)
GTCR W Merger Sub LLC, Initial USD Term Loan	—	9/20/30	1,920,000	1,922,602	(j)

See Notes to Financial Statements.

20	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — continued
Jane Street Group LLC, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.951%	1/26/28	1,067,429	$1,064,542	(d)(h)(i)
Nexus Buyer LLC, Amendment No. 5 Term Loan	—	12/11/28	1,990,000	1,957,662	(j)(k)
Total Financial Services				5,862,270
Insurance — 1.6%
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan (3 mo. Term SOFR + 6.000%)	11.313%	10/30/26	761,936	758,127	(d)(h)(i)(k)(l)
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2	11.326-11.388%	10/30/26	167,644	166,806	(d)(h)(i)(k)
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	9.150%	2/15/27	789,250	787,218	(d)(h)(i)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.697%	7/31/27	855,800	844,508	(d)(h)(i)
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.433%	8/19/28	829,500	820,342	(d)(h)(i)
Baldwin Risk Partners LLC, Term Loan B1 (1 mo. Term SOFR + 3.614%)	8.951%	10/14/27	1,067,137	1,066,695	(d)(h)(i)
HIG Finance 2 Ltd., 2023 Term Loan (1 mo. Term SOFR + 4.000%)	9.333%	4/18/30	764,225	764,771	(d)(h)(i)
HUB International Ltd., Initial Term Loan (3 mo. Term SOFR + 3.250%)	8.574%	6/20/30	1,845,375	1,848,549	(d)(h)(i)
Total Insurance				7,057,016
Total Financials				14,776,921
Health Care — 1.9%
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.114%)	8.451%	10/23/28	2,898,375	2,896,708	(d)(h)(i)
Health Care Providers & Services — 0.8%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (3 mo. Term SOFR + 4.500%)	9.913%	11/15/28	811,800	438,372	(d)(h)(i)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.324%	2/18/27	730,978	380,474	(d)(h)(i)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Global Medical Response Inc., 2020 Term Loan (1 mo. Term SOFR + 4.512%)	9.841%	10/2/25	1,181,726	$1,011,687	(d)(h)(i)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 5.762%)	11.087%	11/16/28	703,337	702,788	(d)(h)(i)
Sotera Health Holdings LLC, Term Loan (1 mo. Term SOFR + 2.864%)	8.197%	12/11/26	820,000	819,320	(d)(h)(i)
Total Health Care Providers & Services				3,352,641
Life Sciences Tools & Services — 0.2%
Precision Medicine Group LLC, Initial Term Loan (3 mo. Term SOFR + 3.100%)	8.448%	11/18/27	767,638	757,401	(d)(h)(i)
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.448%	10/1/27	970,000	945,265	(d)(h)(i)
Jazz Financing Lux Sarl, Dollar Facility Term Loan B1 (1 mo. Term SOFR + 3.114%)	8.447%	5/5/28	532,258	532,591	(d)(h)(i)
Total Pharmaceuticals				1,477,856
Total Health Care				8,484,606
Industrials — 4.6%
Aerospace & Defense — 0.1%
TransDigm Inc., Term Loan I (3 mo. Term SOFR + 3.250%)	8.598%	8/24/28	423,292	424,194	(d)(h)(i)
Air Freight & Logistics — 0.4%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.262%)	9.610%	7/26/28	1,617,000	1,592,284	(d)(h)(i)
Building Products — 0.4%
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.197%	3/18/29	1,896,225	1,898,396	(d)(h)(i)
Commercial Services & Supplies — 1.5%
DS Parent Inc., Term Loan B	—	12/16/30	1,950,000	1,920,750	(j)(k)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	9.697%	8/31/28	1,372,000	1,358,280	(d)(h)(i)(k)
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	10.423%	4/11/29	466,475	429,763	(d)(h)(i)

See Notes to Financial Statements.

22	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. Term SOFR + 4.650%)	10.038%	8/31/28	2,483,901	$2,468,377	(d)(h)(i)(k)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.447%	8/27/25	689,394	690,993	(d)(h)(i)
Total Commercial Services & Supplies				6,868,163
Machinery — 0.3%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.600%)	9.933%	4/5/29	1,246,121	1,247,323	(d)(h)(i)
Passenger Airlines — 1.2%
Air Canada, Term Loan (3 mo. Term SOFR + 3.762%)	9.139%	8/11/28	1,861,650	1,865,867	(d)(h)(i)
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.068%	10/20/27	1,342,500	1,375,378	(d)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 5.400%)	10.770%	6/21/27	567,000	585,133	(d)(h)(i)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.201%	4/21/28	1,455,177	1,459,841	(d)(h)(i)
Total Passenger Airlines				5,286,219
Professional Services — 0.7%
RR Donnelley & Sons Co., 2023 Replacement Term Loan (1 mo. Term SOFR + 7.350%)	12.683%	3/17/28	1,204,897	1,211,487	(d)(h)(i)
Ryan LLC, Delayed Draw Term Loan	—	11/14/30	200,000	200,391	(l)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 4.500%)	9.833%	11/14/30	1,900,000	1,903,715	(d)(h)(i)
Total Professional Services				3,315,593
Total Industrials				20,632,172
Information Technology — 2.9%
Communications Equipment — 0.2%
Global Tel Link Corp., First Lien Term Loan (1 mo. Term SOFR + 4.250%)	9.680%	11/29/25	1,052,013	1,017,712	(d)(h)(i)
IT Services — 1.1%
Amentum Government Services Holdings LLC, Term Loan 3 (1 mo. Term SOFR + 4.000%)	9.337%	2/15/29	1,925,650	1,929,261	(d)(h)(i)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
Project Alpha Intermediate Holding Inc., Initial Term Loan (3 mo. Term SOFR + 4.750%)	10.063%	10/28/30	1,290,000	$1,294,302	(d)(h)(i)
VT Topco Inc., Initial Term Loan (1 mo. Term SOFR + 4.250%)	9.583%	8/9/30	1,570,000	1,577,968	(d)(h)(i)
Total IT Services				4,801,531
Software — 1.6%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.183%	10/8/28	2,469,600	2,438,730	(d)(h)(i)(k)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.333%	10/16/26	1,799,875	1,792,010	(d)(h)(i)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.333%	2/19/29	1,450,000	1,334,906	(d)(h)(i)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%)	10.574%	7/27/28	441,063	290,001	(d)(h)(i)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.948%	2/10/26	140,689	139,021	(d)(h)(i)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.948%	2/10/26	244,620	241,721	(d)(h)(i)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.183%	2/1/28	723,402	723,504	(d)(h)(i)
Total Software				6,959,893
Total Information Technology				12,779,136
Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	861,038	771,462	(f)(h)(i)(k)
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Cushman & Wakefield US Borrower LLC, 2023 Refinancing Term Loan 2 (1 mo. Term SOFR + 4.000%)	9.333%	1/31/30	640,000	637,600	(d)(h)(i)(k)
Total Senior Loans (Cost — $89,746,155)				88,794,619

See Notes to Financial Statements.

24	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 4.9%
AIMCO CLO, 2015-AA DR2 (3 mo. Term SOFR + 3.312%)	8.628%	10/17/34	1,000,000	$1,005,138	(a)(d)
Alinea CLO Ltd., 2018-1A D (3 mo. Term SOFR + 3.362%)	8.679%	7/20/31	1,000,000	997,593	(a)(d)
ALM Ltd., 2020-1A D (3 mo. Term SOFR + 6.262%)	11.576%	10/15/29	860,000	857,830	(a)(d)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. Term SOFR + 3.489%)	8.825%	11/25/32	863,434	855,808	(d)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	9.718%	4/22/33	250,000	248,053	(a)(d)
Ares CLO Ltd., 2020-55A DR (3 mo. Term SOFR + 3.412%)	8.726%	7/15/34	1,250,000	1,247,664	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A B	2.650%	3/20/26	450,000	436,208	(a)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	8.679%	10/20/34	400,000	389,011	(a)(d)
Balboa Bay Loan Funding Ltd., 2020-1A ER (3 mo. Term SOFR + 6.662%)	11.979%	1/20/32	1,000,000	993,509	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.428%	4/20/35	1,350,000	1,363,447	(a)(d)
Barings CLO Ltd., 2023-3A D (3 mo. Term SOFR + 4.500%)	9.907%	10/15/36	500,000	505,158	(a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.101%	4/19/34	160,000	156,256	(a)(d)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 6.612%)	11.926%	7/15/34	530,000	522,727	(a)(d)
Gilbert Park CLO Ltd., 2017-1A D (3 mo. Term SOFR + 3.212%)	8.526%	10/15/30	250,000	249,694	(a)(d)
Goldentree Loan Management US CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.112%)	8.429%	4/20/30	250,000	249,703	(a)(d)
Great Lakes CLO Ltd., 2014-1A CR (3 mo. Term SOFR + 2.962%)	8.355%	10/15/29	900,000	900,287	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	8.076%	4/15/31	700,000	681,021	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.526%	4/15/31	480,000	452,399	(a)(d)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	5.990%	3/25/36	1,622,511	$796,703	(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.279%	1/20/33	920,000	933,019	(a)(d)
Magnetite Ltd., 2012-7A DR2 (3 mo. Term SOFR + 4.762%)	10.076%	1/15/28	1,250,000	1,245,602	(a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	11.256%	10/15/31	290,000	281,068	(a)(d)
Midocean Credit CLO, 2017-7A D (3 mo. Term SOFR + 4.142%)	9.456%	7/15/29	500,000	498,204	(a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2005-NC2 M4 (1 mo. Term SOFR + 1.029%)	6.365%	3/25/35	147,584	147,177	(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.696%	7/15/31	440,000	419,112	(a)(d)
MVW LLC, 2021-1WA C	1.940%	1/22/41	361,289	332,539	(a)
Neuberger Berman CLO Ltd., 2017- 16SA DR (3 mo. Term SOFR + 3.162%)	8.476%	4/15/34	750,000	733,757	(a)(d)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.026%	10/13/31	510,000	484,516	(a)(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.714%	4/15/31	830,000	840,419	(a)(d)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.829%	7/20/34	520,000	513,191	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.139%	5/25/31	1,114,016	863,712	(a)(d)
Venture CLO Ltd., 2014-17A DRR (3 mo. Term SOFR + 3.082%)	8.396%	4/15/27	700,000	688,143	(a)(d)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	12.529%	4/20/34	300,000	294,776	(a)(d)
Voya CLO Ltd., 2020-3A DR (3 mo. Term SOFR + 3.512%)	8.829%	10/20/34	500,000	495,131	(a)(d)
Total Asset-Backed Securities (Cost — $22,153,170)				21,678,575
Collateralized Mortgage Obligations (m) — 1.9%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. Term SOFR + 0.319%)	5.675%	2/25/37	416,789	409,514	(a)(d)
CSMC Trust, 2015-2R 7A2	4.725%	8/27/36	2,138,942	1,650,118	(a)(d)

See Notes to Financial Statements.

26	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
CSMC Trust, 2019-ICE4 A (1 mo. Term SOFR + 1.027%)	6.361%	5/15/36	997,518	$996,982	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.759%	1/25/50	290,000	296,500	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	8.145%	10/25/50	202,101	205,056	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.395%	1/25/34	790,000	833,581	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	6.995%	1/25/34	91,505	91,909	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	880,000	830,732	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	884,026	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (30 Day Average SOFR + 4.214%)	9.559%	7/25/39	221,134	231,814	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020- R01 1B1 (30 Day Average SOFR + 3.364%)	8.709%	1/25/40	260,000	267,665	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021- R01 1B1 (30 Day Average SOFR + 3.100%)	8.445%	10/25/41	520,000	533,774	(a)(d)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal National Mortgage Association (FNMA) — CAS, 2022- R01 1B1 (30 Day Average SOFR + 3.150%)	8.495%	12/25/41	100,000	$102,630	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2024- R01 1B1 (30 Day Average SOFR + 2.700%)	8.045%	1/25/44	250,000	251,172	(a)(d)
LSTAR Securities Investment Ltd., 2023-1 A1 (SOFR + 3.500%)	8.810%	1/1/28	785,982	796,714	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $8,607,249)				8,382,187
Convertible Bonds & Notes — 0.6%
Communication Services — 0.1%
Media — 0.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	625,950
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,020,000	861,900
Financials — 0.2%
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	990,000	935,550
Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	410,000	370,025	(a)
Total Convertible Bonds & Notes (Cost — $3,298,832)				2,793,425
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	50,738

See Notes to Financial Statements.

28	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,820,408	$739,203
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	953,791	320,176
Total Sovereign Bonds (Cost — $1,799,057)				1,110,117

			Shares/ Units
Common Stocks — 0.0%††
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd.			282,728,964	0	*(f)(k)(n)
Oil, Gas & Consumable Fuels — 0.0%††
Berry Corp.			362	2,429
Permian Production Partners LLC			37,916	24,645	(f)(k)
Total Oil, Gas & Consumable Fuels				27,074
Total Energy				27,074
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	132,921	*(f)(k)
Total Common Stocks (Cost — $2,316,805)				159,995

		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $13,034)		5/28/28	13,613	3,907	*
Total Investments before Short-Term Investments (Cost — $444,118,609)				430,550,677

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 2.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $12,576,856)	5.275%	12,576,856	$12,576,856	(o)(p)
Total Investments — 99.2% (Cost — $456,695,465)			443,127,533
Other Assets in Excess of Liabilities — 0.8%			3,450,656
Total Net Assets — 100.0%			$446,578,189

See Notes to Financial Statements.

30	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	The coupon payment on this security is currently in default as of January 31, 2024.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan has not settled as of January 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)

All or a portion of this loan is unfunded as of January 31, 2024. The interest rate for fully unfunded term loans is to be determined. At January 31, 2024, the total principal amount and market value of unfunded commitments totaled $1,377,726 and $1,374,761, respectively.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Value is less than $1.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $12,576,856 and the cost was $12,576,856 (Note 8).

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At January 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	809,439	USD	542,716	Citibank N.A.	4/19/24	$(10,339)

EUR	63,126	USD	69,564	Citibank N.A.	4/19/24	(1,113)

USD	109,100	CAD	146,072	Morgan Stanley & Co. Inc.	4/19/24	340
Net unrealized depreciation on open forward foreign currency contracts						$(11,112)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

EUR	— Euro

USD	— United States Dollar

At January 31, 2024, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
American Axle & Manufacturing Inc., 6.250%, due 3/15/26	$950,000	12/20/28	4.416%	5.000% quarterly	$21,903	$(1,708)	$23,611
Ford Motor Co., 4.346%, due 12/8/26	1,400,000	12/20/26	1.189%	5.000% quarterly	143,441	118,993	24,448

See Notes to Financial Statements.

32	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset Short Duration High Income Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Ford Motor Co., 4.346%, due 12/8/26	$920,000	12/20/28	1.867%	5.000% quarterly	$122,961	$94,372	$28,589
Nabors Industries Inc., 5.750%, due 2/1/25	1,900,000	12/20/28	5.992%	1.000% quarterly	(356,146)	(413,186)	57,040
Occidental Petroleum Corp., 5.550%, due 3/15/26	1,360,000	6/20/26	0.606%	1.000% quarterly	12,146	(29,807)	41,953
United Airlines Holdings Inc., 4.875%, due 1/15/25	1,844,000	12/20/28	4.540%	5.000% quarterly	33,246	(14,988)	48,234
Total	$8,374,000				$(22,449)	$(246,324)	$223,875

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at January 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
General Motors Co., 4.200%,due 10/1/27	$920,000	12/20/28	1.352%	5.000% quarterly	$(145,524)	$(119,320)	$(26,204)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	950,000	6/20/27	1.936%	5.000% quarterly	(89,688)	(11,634)	(78,054)
Southwest Airlines Co., 5.125%, due 6/15/27	2,766,000	12/20/28	0.874%	1.000% quarterly	(15,290)	13,757	(29,047)
Transocean Inc., 8.000%, due 2/1/27	1,900,000	12/20/28	4.485%	1.000% quarterly	265,003	286,379	(21,376)
Total	$6,536,000				$14,501	$169,182	$(154,681)

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

January 31, 2024

Western Asset Short Duration High Income Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

34	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $444,118,609)	$430,550,677
Investments in affiliated securities, at value (Cost — $12,576,856)	12,576,856
Foreign currency, at value (Cost — $125,887)	126,281
Cash	1,102,748
Interest receivable	6,509,085
Deposits with brokers for centrally cleared swap contracts	2,568,000
Receivable for securities sold	2,188,819
Receivable for Fund shares sold	1,280,334
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $85,612)	83,866
Dividends receivable from affiliated investments	33,222
Receivable from brokers — net variation margin on centrally cleared swap contracts	7,835
Principal paydown receivable	2,410
Unrealized appreciation on forward foreign currency contracts	340
Prepaid expenses	22,222
Total Assets	457,052,695

Liabilities:
Payable for securities purchased	8,940,207
Payable for Fund shares repurchased	1,017,874
Investment management fee payable	204,166
Distributions payable	86,817
Service and/or distribution fees payable	74,468
Unrealized depreciation on forward foreign currency contracts	11,452
Trustees’ fees payable	175
Accrued expenses	139,347
Total Liabilities	10,474,506
Total Net Assets	$446,578,189

Net Assets:
Par value (Note 7)	$937
Paid-in capital in excess of par value	687,801,096
Total distributable earnings (loss)	(241,223,844)
Total Net Assets	$446,578,189

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	35

Statement of assets and liabilities (unaudited) (cont’d)

January 31, 2024

Net Assets:
Class A	$303,056,796
Class C	$13,237,855
Class C1	$653,377
Class R	$37,348
Class I	$129,592,813

Shares Outstanding:
Class A	63,642,834
Class C	2,778,440
Class C1	136,220
Class R	7,857
Class I	27,110,529

Net Asset Value:
Class A (and redemption price)	$4.76
Class C*	$4.76
Class C1*	$4.80
Class R (and redemption price)	$4.75
Class I (and redemption price)	$4.78
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$4.87

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

36	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended January 31, 2024

Investment Income:
Interest	$16,854,857
Dividends from affiliated investments	266,820
Dividends from unaffiliated investments	127
Less: Foreign taxes withheld	(16,850)
Total Investment Income	17,104,954

Expenses:
Investment management fee (Note 2)	1,128,835
Service and/or distribution fees (Notes 2 and 5)	418,164
Transfer agent fees (Notes 2 and 5)	211,837
Registration fees	48,034
Fund accounting fees	41,433
Audit and tax fees	21,755
Shareholder reports	11,716
Legal fees	8,430
Trustees’ fees	4,538
Commitment fees (Note 9)	1,699
Insurance	1,209
Custody fees	483
Miscellaneous expenses	4,587
Total Expenses	1,902,720
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(4,194)
Net Expenses	1,898,526
Net Investment Income	15,206,428

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(5,544,709)
Futures contracts	(241,289)
Swap contracts	48,122
Forward foreign currency contracts	(33)
Foreign currency transactions	(3,749)
Net Realized Loss	(5,741,658)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	7,008,498
Swap contracts	155,067
Forward foreign currency contracts	(15,432)
Foreign currencies	257
Change in Net Unrealized Appreciation (Depreciation)	7,148,390
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,406,732
Increase in Net Assets From Operations	$16,613,160

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	37

Statements of changes in net assets

For the Six Months Ended January 31, 2024 (unaudited) and the Year Ended July 31, 2023	2024	2023

Operations:
Net investment income	$15,206,428	$25,692,051
Net realized loss	(5,741,658)	(10,263,814)
Change in net unrealized appreciation (depreciation)	7,148,390	9,480,770
Increase in Net Assets From Operations	16,613,160	24,909,007

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,483,114)	(26,808,979)
Decrease in Net Assets From Distributions to Shareholders	(15,483,114)	(26,808,979)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	94,649,896	124,418,132
Reinvestment of distributions	14,965,226	25,772,671
Cost of shares repurchased	(56,933,219)	(126,443,558)
Increase in Net Assets From Fund Share Transactions	52,681,903	23,747,245
Increase in Net Assets	53,811,949	21,847,273

Net Assets:
Beginning of period	392,766,240	370,918,967
End of period	$446,578,189	$392,766,240

See Notes to Financial Statements.

38	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$4.75	$4.78	$5.32	$4.97	$5.27	$5.35

Income (loss) from operations:
Net investment income	0.17	0.32	0.23	0.23	0.26	0.28
Net realized and unrealized gain (loss)	0.02	(0.02)	(0.52)	0.36	(0.29)	(0.07)
Total income (loss) from operations	0.19	0.30	(0.29)	0.59	(0.03)	0.21

Less distributions from:
Net investment income	(0.18)	(0.33)	(0.25)	(0.24)	(0.27)	(0.29)
Total distributions	(0.18)	(0.33)	(0.25)	(0.24)	(0.27)	(0.29)

Net asset value, end of period	$4.76	$4.75	$4.78	$5.32	$4.97	$5.27
Total return[3]	4.04%	6.66%	(5.60)%	12.20%	(0.39)%[4]	4.13%

Net assets, end of period (millions)	$303	$273	$265	$287	$264	$290

Ratios to average net assets:
Gross expenses	0.98%[5]	0.99%	0.99%	1.00%	1.02%	1.01%
Net expenses[6,7]	0.98 [5]	0.99	0.99	1.00	1.00	1.00
Net investment income	7.36 [5]	6.79	4.57	4.45	5.09	5.24

Portfolio turnover rate	20%	32%	41%	88%	78%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2024[2]		2023	2022	2021	2020	2019

Net asset value, beginning of period	$4.76		$4.78	$5.32	$4.97	$5.27	$5.35

Income (loss) from operations:
Net investment income	0.16		0.28	0.20	0.19	0.22	0.24
Net realized and unrealized gain (loss)	0.00	[3]	(0.00) [3]	(0.52)	0.37	(0.28)	(0.06)
Total income (loss) from operations	0.16		0.28	(0.32)	0.56	(0.06)	0.18

Less distributions from:
Net investment income	(0.16)		(0.30)	(0.22)	(0.21)	(0.24)	(0.26)
Total distributions	(0.16)		(0.30)	(0.22)	(0.21)	(0.24)	(0.26)

Net asset value, end of period	$4.76		$4.76	$4.78	$5.32	$4.97	$5.27
Total return[4]	3.67%		5.90%	(6.27)%	11.40%	(1.11)%[5]	3.59%

Net assets, end of period (000s)	$13,238		$11,944	$13,447	$21,565	$22,251	$40,405

Ratios to average net assets:
Gross expenses	1.70%[6]		1.71%	1.71%	1.71%	1.73%	1.71%
Net expenses[7,8]	1.69	[6]	1.71	1.71	1.71	1.72	1.71
Net investment income	6.63	[6]	6.03	3.81	3.74	4.36	4.52

Portfolio turnover rate	20%		32%	41%	88%	78%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (1.31)% for the year ended July 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C1 Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$4.79	$4.81	$5.35	$4.99	$5.30	$5.38

Income (loss) from operations:
Net investment income	0.16	0.30	0.21	0.21	0.24	0.25
Net realized and unrealized gain (loss)	0.02	(0.01)	(0.52)	0.37	(0.29)	(0.06)
Total income (loss) from operations	0.18	0.29	(0.31)	0.58	(0.05)	0.19

Less distributions from:
Net investment income	(0.17)	(0.31)	(0.23)	(0.22)	(0.26)	(0.27)
Total distributions	(0.17)	(0.31)	(0.23)	(0.22)	(0.26)	(0.27)

Net asset value, end of period	$4.80	$4.79	$4.81	$5.35	$4.99	$5.30
Total return[3]	3.99%	6.19%	(5.97)%	11.66%	(0.71)%[4]	3.91%

Net assets, end of period (000s)	$653	$1,054	$1,207	$2,351	$5,161	$13,289

Ratios to average net assets:
Gross expenses	1.47%[5]	1.43%	1.45%	1.44%	1.37%	1.41%
Net expenses[6,7]	1.47 [5]	1.43	1.45	1.43	1.37	1.41
Net investment income	6.85 [5]	6.32	4.07	4.05	4.71	4.79

Portfolio turnover rate	20%	32%	41%	88%	78%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.90)% for the year ended July 31, 2020.

[5]	Annualized.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$4.74	$4.77	$5.32	$4.96	$5.26	$5.34

Income (loss) from operations:
Net investment income	0.16	0.30	0.21	0.21	0.23	0.25
Net realized and unrealized gain (loss)	0.02	(0.01)	(0.53)	0.38	(0.28)	(0.06)
Total income (loss) from operations	0.18	0.29	(0.32)	0.59	(0.05)	0.19

Less distributions from:
Net investment income	(0.17)	(0.32)	(0.23)	(0.23)	(0.25)	(0.27)
Total distributions	(0.17)	(0.32)	(0.23)	(0.23)	(0.25)	(0.27)

Net asset value, end of period	$4.75	$4.74	$4.77	$5.32	$4.96	$5.26
Total return[3]	3.82%	6.30%	(6.16)%	11.81%	(0.60)%[4]	3.71%

Net assets, end of period (000s)	$37	$43	$37	$147	$119	$109

Ratios to average net assets:
Gross expenses	1.56%[5]	1.39%	1.41%	1.35%	1.66%	1.44%
Net expenses[6,7]	1.40 [5]	1.39	1.40	1.35	1.40	1.40
Net investment income	6.93 [5]	6.41	4.01	4.09	4.69	4.84

Portfolio turnover rate	20%	32%	41%	88%	78%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.80)% for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

42	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$4.77	$4.80	$5.34	$4.99	$5.29	$5.37

Income (loss) from operations:
Net investment income	0.18	0.33	0.25	0.24	0.27	0.29
Net realized and unrealized gain (loss)	0.01	(0.01)	(0.52)	0.37	(0.28)	(0.06)
Total income (loss) from operations	0.19	0.32	(0.27)	0.61	(0.01)	0.23

Less distributions from:
Net investment income	(0.18)	(0.35)	(0.27)	(0.26)	(0.29)	(0.31)
Total distributions	(0.18)	(0.35)	(0.27)	(0.26)	(0.29)	(0.31)

Net asset value, end of period	$4.78	$4.77	$4.80	$5.34	$4.99	$5.29
Total return[3]	4.18%	6.94%	(5.31)%	12.47%	(0.11)%[4]	4.42%

Net assets, end of period (000s)	$129,593	$106,586	$90,785	$75,702	$49,856	$64,474

Ratios to average net assets:
Gross expenses	0.71%[5]	0.73%	0.73%	0.72%	0.74%	0.72%
Net expenses[6]	0.71 [5,7]	0.72 [7]	0.73 [7]	0.72 [7]	0.73 [7]	0.72
Net investment income	7.63 [5]	7.07	4.85	4.69	5.35	5.50

Portfolio turnover rate	20%	32%	41%	88%	78%	73%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended July 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	43

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

44	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$307,627,852	—	$307,627,852
Senior Loans:
Consumer Discretionary	—	18,334,211	$3,494,461	21,828,672
Financials	—	11,894,326	2,882,595	14,776,921
Industrials	—	14,884,765	5,747,407	20,632,172
Information Technology	—	10,340,406	2,438,730	12,779,136
Materials	—	—	771,462	771,462
Real Estate	—	—	637,600	637,600
Other Senior Loans	—	17,368,656	—	17,368,656
Asset-Backed Securities	—	21,678,575	—	21,678,575
Collateralized Mortgage Obligations	—	8,382,187	—	8,382,187
Convertible Bonds & Notes	—	2,793,425	—	2,793,425
Sovereign Bonds	—	1,110,117	—	1,110,117
Common Stocks:
Energy	$2,429	—	24,645	27,074
Materials	—	—	132,921	132,921
Warrants	—	3,907	—	3,907
Total Long-Term Investments	2,429	414,418,427	16,129,821	430,550,677
Short-Term Investments†	12,576,856	—	—	12,576,856
Total Investments	$12,579,285	$414,418,427	$16,129,821	$443,127,533
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$340	—	$340
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	223,875	—	223,875
Total Other Financial Instruments	—	$224,215	—	$224,215
Total	$12,579,285	$414,642,642	$16,129,821	$443,351,748

46	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$11,452	—	$11,452
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	154,681	—	154,681
Total	—	$166,133	—	$166,133

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2023		Accrued premiums/ discounts	Realized gain (loss)[1]		Change in unrealized appreciation (depreciation)[2]	Purchases
Senior Loans:
Consumer Discretionary	$3,864,415		$1,207	$77		$(39,019)	—
Financials	920,700		728	0	*	11,387	$2,115,743
Health Care	756,157		778	49		4,368	—
Industrials	3,870,623		1,086	87		103,024	1,906,178
Information
Technology	380,527		1,536	41		634	—
Materials	751,066		—	—		20,396	—
Real Estate	—		630	—		12,970	624,000
Common Stocks:
Energy	0	*	—	—		—	—
Materials	181,456		—	—		(48,535)	—
Total	$10,724,944		$5,965	$254		$65,225	$4,645,921

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Notes to financial statements (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[3]	Transfers out of Level 3[4]	Balance as of January 31, 2024	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2024[2]
Senior Loans:
Consumer Discretionary	$(19,938)	$650,458	$(962,739)	$3,494,461	$(40,781)
Financials	(165,963)	—	—	2,882,595	11,387
Health Care	(3,951)	—	(757,401)	—	—
Industrials	(133,591)	—	—	5,747,407	100,745
Information
Technology	(1,996)	2,438,730	(380,742)	2,438,730	—
Materials	—	—	—	771,462	20,396
Real Estate	—	—	—	637,600	12,970
Common Stocks:
Energy	—	24,645	—	24,645	—
Materials	—	—	—	132,921	(48,535)
Total	$(325,439)	$3,113,833	$(2,100,882)	$16,129,821	$56,182

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily,

48	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the

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Notes to financial statements (unaudited) (cont’d)

swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of January 31, 2024, the total notional value of all credit default swaps to sell protection was $8,374,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended January 31, 2024, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

50	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

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Notes to financial statements (unaudited) (cont’d)

(f) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At January 31, 2024, the Fund had sufficient cash and/or securities to cover these commitments.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

52	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not

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Notes to financial statements (unaudited) (cont’d)

limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of January 31, 2024, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $11,452. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to

54	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays

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Notes to financial statements (unaudited) (cont’d)

Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares did not exceed 1.00%, 1.75%, 1.40% and 0.85%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended January 31, 2024, fees waived and/or expenses reimbursed amounted to $4,194, which included an affiliated money market fund waiver of $4,163.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

Class R
Expires July 31, 2024	$8
Expires July 31, 2025	—
Expires July 31, 2026	31
Total fee waivers/expense reimbursements subject to recapture	$39

For the six months ended January 31, 2024, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services

56	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,893 was earned by Investor Services.

There is a maximum initial sales charge of 2.25% for Class A shares. Class C shares and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$31,716	—
CDSCs	835	$20

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended January 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$127,360,320	$763,400
Sales	78,839,621	67,033

At January 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$456,695,465	$7,148,195	$(20,716,127)	$(13,567,932)
Forward foreign currency contracts	—	340	(11,452)	(11,112)
Swap contracts	(77,142)	223,875	(154,681)	69,194

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2024.

ASSET DERIVATIVES[1]

	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$340	—	$340
Centrally cleared swap contracts[2]	—	$223,875	223,875
Total	$340	$223,875	$224,215

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$11,452	—	$11,452
Centrally cleared swap contracts[2]	—	$154,681	154,681
Total	$11,452	$154,681	$166,133

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(241,289)	—	—	$(241,289)
Swap contracts	—	—	$48,122	48,122
Forward foreign currency contracts	—	$(33)	—	(33)
Total	$(241,289)	$(33)	$48,122	$(193,200)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED

	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$155,067	$155,067
Forward foreign currency contracts	$(15,432)	—	(15,432)
Total	$(15,432)	$155,067	$139,635

58	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

During the six months ended January 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$432,482
Forward foreign currency contracts (to buy)	600,795
Forward foreign currency contracts (to sell)	108,415
Average Notional Balance
Credit default swap contracts (buy protection)	$3,401,000
Credit default swap contracts (sell protection)	4,569,000

†	At January 31, 2024, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of January 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Citibank N.A.	—	$(11,452)	$(11,452)	—	$(11,452)
Morgan Stanley & Co. Inc.	$340	—	340	—	340
Total	$340	$(11,452)	$(11,112)	—	$(11,112)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$352,984	$152,944
Class C	62,051	4,795
Class C1	3,033	667
Class R	96	86
Class I	—	53,345
Total	$418,164	$211,837

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

For the six months ended January 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,851
Class C	126
Class C1	8
Class R	31
Class I	1,178
Total	$4,194

6. Distributions to shareholders by class

	Six Months Ended January 31, 2024	Year Ended July 31, 2023
Net Investment Income:
Class A	$10,575,973	$18,457,857
Class C	419,950	743,566
Class C1	30,202	74,304
Class R	1,349	2,567
Class I	4,455,640	7,530,685
Total	$15,483,114	$26,808,979

7. Shares of beneficial interest

At January 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	10,684,328	$50,439,725	12,040,590	$56,718,755
Shares issued on reinvestment	2,191,008	10,333,813	3,828,204	17,975,232
Shares repurchased	(6,682,938)	(31,516,394)	(13,984,277)	(65,786,392)
Net increase	6,192,398	$29,257,144	1,884,517	$8,907,595
Class C
Shares sold	540,300	$2,552,723	696,641	$3,289,060
Shares issued on reinvestment	84,978	401,024	146,923	690,265
Shares repurchased	(357,917)	(1,691,174)	(1,146,311)	(5,402,963)
Net increase (decrease)	267,361	$1,262,573	(302,747)	$(1,423,638)

60	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

	Six Months Ended January 31, 2024		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class C1
Shares sold	725	$3,452	1,152	$5,455
Shares issued on reinvestment	6,359	30,202	15,681	74,171
Shares repurchased	(90,927)	(430,038)	(47,671)	(226,809)
Net decrease	(83,843)	$(396,384)	(30,838)	$(147,183)
Class R
Shares sold	1,361	$6,434	796	$3,757
Shares issued on reinvestment	249	1,172	409	1,921
Shares repurchased	(2,765)	(12,816)	(3)	(14)
Net increase (decrease)	(1,155)	$(5,210)	1,202	$5,664
Class I
Shares sold	8,815,106	$41,647,562	13,583,329	$64,401,105
Shares issued on reinvestment	886,663	4,199,015	1,490,602	7,031,082
Shares repurchased	(4,924,903)	(23,282,797)	(11,672,142)	(55,027,380)
Net increase	4,776,866	$22,563,780	3,401,789	$16,404,807

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended January 31, 2024. The following transactions were effected in such company for the six months ended January 31, 2024.

	Affiliate Value at July 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$9,899,954	$84,570,990	84,570,990	$81,894,088	81,894,088

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$266,820	—	$12,576,856

Western Asset Short Duration High Income Fund 2024 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2024.

10. Deferred capital losses

As of July 31, 2023, the Fund had deferred capital losses of $219,843,046, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

62	Western Asset Short Duration High Income Fund 2024 Semi-Annual Report

Western Asset

Short Duration High Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short Duration High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration High Income Fund

Legg Mason Funds

620 Eighth Avenue,

47th Floor New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2172 3/24 SR24-4842

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 25, 2024